Short-Term Borrowings from Third Party (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2022	Apr. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2018
Short-Term Borrowings from Third Party (Details) [Line Items]
Short-term borrowing from third party				$ 13,420,000
Interest rate increased				4.00%
Bearing interest		3.22%
Additional expense paid to related party						$ 576,000
Percentage of profit raider					10.00%
Interest expense			$ 146,723
Short-term borrowings [member]
Short-Term Borrowings from Third Party (Details) [Line Items]
Interest expense			$ 579,039	$ 293,827
Subsequent Event [member]
Short-Term Borrowings from Third Party (Details) [Line Items]
Bearing interest	4.00%